Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Receivables [Abstract]
Accounts receivable, gross	¥ 526,822,932		¥ 203,984,074
Less: allowance for doubtful accounts	0		0
Accounts receivable, net	¥ 526,822,932	$ 75,673,379	¥ 203,984,074